As filed with the Securities and Exchange Commission on December 15, 2025

Securities Act Registration No. 333-234544

Investment Company Act Registration No. 811-23439

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No. ___	☐
Post-Effective Amendment No. 507	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 509	☒

ETF OPPORTUNITIES TRUST

(Exact Name of Registrant as Specified in Charter)

Karen Shupe
Commonwealth Fund Services, Inc.
8730 Stony Point Parkway, Suite 205
Richmond, VA 23235
(804) 267-7400

(Address and Telephone Number of Principal Executive Offices)

 The Corporation Trust Co.

Corporation Trust Center,
1209 Orange St.,
Wilmington, DE 19801

(Name and Address of Agent for Service)

With Copy to:

John H. Lively

 Practus, LLP

11300 Tomahawk Creek Parkway, Suite 310

Leawood, KS 66211

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b)
☒	on January 12, 2026 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This filing relates solely to the following funds, each a series of ETF Opportunities Trust:

T-REX 2X LONG APH DAILY TARGET ETF
T-REX 2X LONG BREA DAILY TARGET ETF
T-REX 2X LONG DEFT DAILY TARGET ETF
T-REX 2X LONG FLGC DAILY TARGET ETF
T-REX 2X LONG HIVE DAILY TARGET ETF
T-REX 2X LONG HOLO DAILY TARGET ETF
T-REX 2X LONG HSDT DAILY TARGET ETF
T-REX 2X LONG NAKA DAILY TARGET ETF
T-REX 2X LONG NXTT DAILY TARGET ETF
T-REX 2X LONG SRFM DAILY TARGET ETF
T-REX 2X LONG STSS DAILY TARGET ETF
T-REX 2X LONG UI DAILY TARGET ETF

This Post-Effective Amendment to the Registration Statement on Form N-1A is filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating January 12, 2026 as the new effective date for Post-Effective Amendment No. 407 to the Registration Statement filed on October 2, 2025 for the following funds:

T-REX 2X LONG APH DAILY TARGET ETF
T-REX 2X LONG BREA DAILY TARGET ETF
T-REX 2X LONG DEFT DAILY TARGET ETF
T-REX 2X LONG FLGC DAILY TARGET ETF
T-REX 2X LONG HIVE DAILY TARGET ETF
T-REX 2X LONG HOLO DAILY TARGET ETF
T-REX 2X LONG HSDT DAILY TARGET ETF
T-REX 2X LONG NAKA DAILY TARGET ETF
T-REX 2X LONG NXTT DAILY TARGET ETF
T-REX 2X LONG SRFM DAILY TARGET ETF
T-REX 2X LONG STSS DAILY TARGET ETF
T-REX 2X LONG UI DAILY TARGET ETF

This Post-Effective Amendment incorporates by reference the Prospectus, Statement of Additional Information, and Part C contained in Post-Effective Amendment No. 407 to the Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) of the Securities Act and has duly caused this Post-Effective Amendment No. 507 to the Registrant’s Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Richmond, Commonwealth of Virginia on the 15th day of December, 2025.

ETF OPPORTUNITIES TRUST

By:	/s/ Karen M. Shupe
Karen M. Shupe
Treasurer and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 507 to the Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the dates indicated.

	Signature	Title	Date

	* Mary Lou H. Ivey	Trustee	December 15, 2025

	* Theo H. Pitt, Jr.	Trustee	December 15, 2025

	* Dr. David J. Urban	Trustee	December 15, 2025

	/s/ Karen M. Shupe	Treasurer and Principal Executive Officer	December 15, 2025
Karen M. Shupe

	/s/ Ann T. MacDonald	Assistant Treasurer and Principal Financial Officer	December 15, 2025
Ann T. MacDonald

* By:	/s/ Karen M. Shupe
Karen M. Shupe

*Attorney-in-fact pursuant to Powers of Attorney